Related party transactions (Details 2)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Zhizhu Network CNY	Dec. 31, 2013 Zhizhu Network CNY	Dec. 31, 2014 Minor investees Related party for marketing service CNY	Dec. 31, 2014 Minor investees Related party game licenses CNY	Dec. 31, 2013 Minor investees Related party game licenses CNY	Dec. 31, 2014 Minor investees Short-term loans CNY	Dec. 31, 2014 Minor investees Investment payable to related party CNY	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2014 PW Pictures CNY	Dec. 31, 2013 PW Pictures CNY
Related party transactions
Due from related parties	$ 1,189,668	7,381,412	3,393,089	1,553,200	656,136		3,800,000	2,666,667	2,000,000		28,212	70,286
Due to related parties	$ 462,379	2,868,875	91,750	770,475	41,750	148,400	300,000			1,600,000			50,000	50,000